Derivative financial instrument liabilities	9 Months Ended
May 31, 2023
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

10.	Derivative financial instrument liabilities

	May 31, 2023	August 31, 2022
Derivative warrant liabilities	$5,127	$6,849
Gold zero-cost collars	52	-
Total derivative financial instrument liabilities	$5,179	$6,849

a)	Derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(1,722)
As at May 31, 2023	$5,127

Derivative warrant liabilities of $5.1 million will only be settled by issuing equity of the Company. For the three and nine months ended May 31, 2023, fair value changes amounted to a loss of $0.7 million and a gain of $1.7 million, respectively (2022 – gains of $1.3 million and $1.4 million, respectively).

Fair values of derivative warrant liabilities were calculated using the Black-Scholes option pricing model with the following assumptions:

	May 31, 2023	August 31, 2022
Share price	$0.46	$0.48
Risk-free interest rate	3.90% - 5.31%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	53% - 58%	55% - 60%
Remaining term (in years)	0.2 – 3.7	0.9 – 4.4

The fair value is classified as level 3 as expected volatilities is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the three and nine months ended May 31, 2023 would increase or decrease by:

	May 31, 2023
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(974)	$989

b)	Gold zero-cost collars

Amount
As at August 31, 2022	$-
Change in fair value	52
As at May 31, 2023	$52

In March 2023, the Company entered into a series of gold zero-cost collar contracts for 1,800 gold ounces per month totalling 9,000 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively.

During the three and nine months ended May 31, 2023, gold zero-costs collar contracts for a total of 3,600 gold ounces expired unexercised.

As at May 31, 2023, the following gold zero-cost collar contracts were outstanding:

Quantity (ounces)	Floor Price	Ceiling Price	Expiry Date
1,800	$1,825	$2,030	June 28, 2023
1,800	$1,825	$2,030	July 27, 2023
1,800	$1,825	$2,030	August 29, 2023

For the three and nine months ended May 31, 2023, fair value losses amounted to $0.1 million and $0.1 million, respectively (2022 – $nil and $nil, respectively).